BETTER 10K - CONVERTIBLE PREFERRED STOCK - Narrative (Details) $ / shares in Units, shares in Millions	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2021 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)
Class of Warrant or Right [Line Items]
Preferred stock conversion price multiplier, period one						1.25
Preferred stock conversion price multiplier, period two						1.5
Capital contribution receivable, percent of return on investment	25.00%
Convertible preferred stock warrants | $						$ 3,096,000	$ 31,997,000	$ 0
Loss (gain) on warrants | $		$ (861,000)	$ 0	$ (861,000)	$ 0	(28,901,000)	32,790,000
Preferred Stock Warrants
Class of Warrant or Right [Line Items]
Warrants exercised (in shares) | shares	1.4
Stock issued upon exercise of warrants (in shares) | shares	1.1
Convertible preferred stock warrants | $						3,100,000	32,000,000
Loss (gain) on warrants | $		$ 0	$ 4,200,000	$ 300,000	$ 24,600,000	$ (28,900,000)	$ 32,800,000
Preferred Stock Warrant, Tranche One
Class of Warrant or Right [Line Items]
Number of shares of common stock to be issued (in shares) | shares	1.2
Exercise price of warrants (in dollars per share)	$ 3.42
Preferred Stock Warrant, Tranche Two
Class of Warrant or Right [Line Items]
Number of shares of common stock to be issued (in shares) | shares	0.8
Exercise price of warrants (in dollars per share)	$ 1.81
Preferred Stock Warrant, Tranche Three
Class of Warrant or Right [Line Items]
Number of shares of common stock to be issued (in shares) | shares	1.5
Exercise price of warrants (in dollars per share)	$ 3.42
Series A Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock conversion price (in dollars per share)						$ 1.00
Series A-1 Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock conversion price (in dollars per share)						1.00
Series B Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock conversion price (in dollars per share)						2.00
Series B-1 Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock conversion price (in dollars per share)						2.00
Series C Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock conversion price (in dollars per share)						3.42
Series C-1 Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock conversion price (in dollars per share)						3.42
Series C-7 Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock conversion price (in dollars per share)						3.42
Series C-2 Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock conversion price (in dollars per share)						2.46
Series C-5 Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock conversion price (in dollars per share)						2.46
Series C-3 Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock conversion price (in dollars per share)						2.74
Series C-6 Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock conversion price (in dollars per share)						2.74
Series C-4 Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock conversion price (in dollars per share)						2.39
Series D Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock conversion price (in dollars per share)						16.93
Series D-1 Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock conversion price (in dollars per share)						16.93
Series D-2 Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock conversion price (in dollars per share)						8.72
Series D-4 Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock conversion price (in dollars per share)						14.39
Series D-5 Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock conversion price (in dollars per share)						$ 14.39
Company Investors
Class of Warrant or Right [Line Items]
Consideration | $	$ 496,900,000
Sale of stock, price (in dollars per share)	$ 24.47
Company Investors | Series A Preferred Stock
Class of Warrant or Right [Line Items]
Stock issued (in shares) | shares	0.6
Company Investors | Series A-1 Preferred Stock
Class of Warrant or Right [Line Items]
Stock issued (in shares) | shares	7.5
Company Investors | Series B Preferred Stock
Class of Warrant or Right [Line Items]
Stock issued (in shares) | shares	0.4
Company Investors | Series B-1 Preferred Stock
Class of Warrant or Right [Line Items]
Stock issued (in shares) | shares	2.0
Company Investors | Series C Preferred Stock
Class of Warrant or Right [Line Items]
Stock issued (in shares) | shares	1.1
Company Investors | Series C-1 Preferred Stock
Class of Warrant or Right [Line Items]
Stock issued (in shares) | shares	1.8
Company Investors | Series C-2 Preferred Stock
Class of Warrant or Right [Line Items]
Stock issued (in shares) | shares	0.7
Company Investors | Class B ordinary shares
Class of Warrant or Right [Line Items]
Stock issued (in shares) | shares	5.6
Company Investors | Common Class O
Class of Warrant or Right [Line Items]
Stock issued (in shares) | shares	0.5